UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CAPITAL GROWTH FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48453-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
October 31, 2011 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (99.7%)

            COMMON STOCKS (98.0%)

            CONSUMER DISCRETIONARY (9.3%)
            -----------------------------
            APPAREL RETAIL (1.0%)
  345,499   Mr. Price Group Ltd.(a)                                   $    3,308
   33,600   Ross Stores, Inc.                                              2,948
                                                                      ----------
                                                                           6,256
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.6%)
   13,597   Hyundai Mobis Co. Ltd.(a)                                      3,923
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (2.8%)
  657,000   Fuji Heavy Industries Ltd.(a)                                  4,196
   15,862   Hyundai Motor Co. Ltd.(a)                                      3,217
   68,450   KIA Motors Corp.(a)                                            4,424
  148,800   Toyota Motor Corp.(a)                                          4,975
                                                                      ----------
                                                                          16,812
                                                                      ----------
            BROADCASTING (0.6%)
3,561,641   ITV plc(a)                                                     3,645
                                                                      ----------
            CABLE & SATELLITE (0.9%)
  140,300   Comcast Corp. "A"                                              3,290
   99,800   DISH Network Corp. "A"*                                        2,412
                                                                      ----------
                                                                           5,702
                                                                      ----------
            CASINOS & GAMING (0.3%)
1,479,700   Resorts World Berhad(a)                                        1,844
                                                                      ----------
            DEPARTMENT STORES (1.1%)
  100,200   Macy's, Inc.                                                   3,059
  664,397   Woolworths Holdings Ltd.(a)                                    3,367
                                                                      ----------
                                                                           6,426
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.6%)
   65,300   Target Corp.                                                   3,575
                                                                      ----------
            PHOTOGRAPHIC PRODUCTS (0.4%)
  115,300   Nikon Corp.(a)                                                 2,588
                                                                      ----------
            RESTAURANTS (0.5%)
  128,700   Brinker International, Inc.                                    2,947
                                                                      ----------
            TIRES & RUBBER (0.5%)
  221,700   Sumitomo Rubber Industries, Ltd.(a)                            2,762
                                                                      ----------
            Total Consumer Discretionary                                  56,480
                                                                      ----------
            CONSUMER STAPLES (10.7%)
            ------------------------
            AGRICULTURAL PRODUCTS (1.0%)
   40,281   Nutreco Holding N.V.(a)                                        2,679


================================================================================

1  | USAA Capital Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  122,593   Suedzucker AG(a)                                          $    3,580
                                                                      ----------
                                                                           6,259
                                                                      ----------
            BREWERS (0.7%)
  102,002   Heineken Holding N.V.(a)                                       4,368
                                                                      ----------
            DISTILLERS & VINTNERS (0.4%)
  115,500   Constellation Brands, Inc. "A"*                                2,335
                                                                      ----------
            DRUG RETAIL (0.7%)
  116,500   Walgreen Co.                                                   3,868
                                                                      ----------
            FOOD RETAIL (1.7%)
  102,100   Alimentation Couche-Tard, Inc.                                 3,073
  156,500   Kroger Co.                                                     3,628
  180,700   Safeway, Inc.                                                  3,500
                                                                      ----------
                                                                          10,201
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (2.0%)
  818,470   Distribuidora Internacional*(a)                                3,722
  151,600   Wal-Mart Stores, Inc.                                          8,599
                                                                      ----------
                                                                          12,321
                                                                      ----------
            PACKAGED FOODS & MEAT (1.2%)
  443,000   China Mengniu Dairy Co. Ltd.(a)                                1,406
  150,000   Smithfield Foods, Inc.*                                        3,429
  121,300   Tyson Foods, Inc. "A"                                          2,341
                                                                      ----------
                                                                           7,176
                                                                      ----------
            PERSONAL PRODUCTS (0.2%)
   52,000   Kao Corp.(a)                                                   1,363
                                                                      ----------
            TOBACCO (2.8%)
   74,491   British America Tobacco plc(a)                                 3,409
  209,098   Imperial Tobacco Group plc(a)                                  7,620
   82,600   Philip Morris International, Inc.                              5,771
                                                                      ----------
                                                                          16,800
                                                                      ----------
            Total Consumer Staples                                        64,691
                                                                      ----------

            ENERGY (12.4%)
            --------------
            COAL & CONSUMABLE FUELS (0.9%)
  556,000   China Shenhua Energy Co. Ltd. "H"(a)                           2,545
1,074,000   Yanzhou Coal Mining Co. Ltd. "H"(a)                            2,662
                                                                      ----------
                                                                           5,207
                                                                      ----------
            INTEGRATED OIL & GAS (9.1%)
  575,170   BP plc(a)                                                      4,240
   92,800   Chevron Corp.                                                  9,749
   46,800   ConocoPhillips                                                 3,260
  136,800   Exxon Mobil Corp.                                             10,683
   41,603   Lukoil OAO ADR(a)                                              2,408
   65,200   Marathon Oil Corp.                                             1,697
   66,200   Murphy Oil Corp.                                               3,665
  147,625   Repsol YPF S.A.(a)                                             4,447
  273,569   Rosneft Oil Co. OJSC GDR(a)                                    1,932
  240,627   Royal Dutch Shell plc "A"                                      8,534
   94,160   Statoil ASA(a)                                                 2,395
  215,876   Statoil Fuel & Retail ASA(a)                                   1,710
                                                                      ----------
                                                                          54,720
                                                                      ----------
            OIL & GAS DRILLING (0.3%)
  140,000   Ensign Energy Services, Inc.                                   2,105
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
   82,002   SBM Offshore N.V.(a)                                           1,803
                                                                      ----------


================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            OIL & GAS REFINING & MARKETING (1.8%)
  199,970   Polski Koncern Naftowy Orlen S.A.*(a)                     $    2,468
  246,000   TonenGeneral Sekiyu K.K.(a)                                    2,774
  239,000   Valero Energy Corp.                                            5,880
                                                                      ----------
                                                                          11,122
                                                                      ----------
            Total Energy                                                  74,957
                                                                      ----------
            FINANCIALS (18.7%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
  234,900   Janus Capital Group, Inc.                                      1,541
                                                                      ----------
            CONSUMER FINANCE (0.3%)
   81,800   Discover Financial Services                                    1,927
                                                                      ----------
            DIVERSIFIED BANKS (7.4%)
  240,377   Australia and New Zealand Banking Group Ltd.(a)                5,421
  359,200   Bangkok Bank Public Co. Ltd. NVDR(a)                           1,724
4,820,000   Bank of China Ltd. "H"(a)                                      1,700
3,505,000   China Construction Bank Corp. "H"(a)                           2,548
  882,000   Chuo Mitsui Trust Holdings, Inc.(a)                            3,012
  311,804   HSBC Holdings plc(a)                                           2,721
6,758,000   Industrial and Commercial Bank of China Ltd. "H"(a)            4,141
  100,000   Kasikornbank Public Co. Ltd.(a)                                  402
  581,800   Kasikornbank Public Co. Ltd. NVDR(a)                           2,313
  393,000   Mitsubishi UFJ Financial Group, Inc.(a)                        1,702
  189,080   National Australia Bank Ltd.(a)                                5,047
   36,400   National Bank of Canada                                        2,598
  125,308   Nedcor Ltd.(a)                                                 2,217
2,610,000   PT Bank Rakyat Indonesia(a)                                    1,950
  169,000   Sumitomo Mitsui Financial Group, Inc.(a)                       4,712
  101,686   Westpac Banking Corp.(a)                                       2,367
                                                                      ----------
                                                                          44,575
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.5%)
  464,041   ICAP plc(a)                                                    2,994
                                                                      ----------
            LIFE & HEALTH INSURANCE (1.4%)
   57,500   AFLAC, Inc.                                                    2,593
   94,800   Lincoln National Corp.                                         1,806
   52,800   MetLife, Inc.                                                  1,856
  112,300   Protective Life Corp.                                          2,089
                                                                      ----------
                                                                           8,344
                                                                      ----------
            MULTI-LINE INSURANCE (0.7%)
  113,100   Assurant, Inc.                                                 4,359
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
  450,934   African Bank Investments Ltd.(a)                               1,943
  234,970   OKO Bank plc "A"(a)                                            2,701
   29,690   ORIX Corp.(a)                                                  2,594
                                                                      ----------
                                                                           7,238
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (1.6%)
3,582,000   PICC Property and Casualty Co. Ltd "H"(a)                      4,848
  124,189   QBE Insurance Group Ltd.(a)                                    1,906
  330,941   Suncorp Metway(a)                                              2,960
                                                                      ----------
                                                                           9,714
                                                                      ----------
            REGIONAL BANKS (2.1%)
   95,200   Commerce Bancshares, Inc.                                      3,694
  698,000   Gunma Bank Ltd.(a)                                             3,590
  478,200   Resona Holdings, Inc.(a)                                       2,136
   61,000   Signature Bank*                                                3,401
                                                                      ----------
                                                                          12,821
                                                                      ----------

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3  | USAA Capital Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            REINSURANCE (1.9%)
   85,154   Hannover Rueckversicherungs(a)                            $    4,212
  135,932   Reinsurance Group of America, Inc. "A"                         7,100
                                                                      ----------
                                                                          11,312
                                                                      ----------
            REITs - DIVERSIFIED (0.3%)
  556,899   Stockland Corp. Ltd.(a)                                        1,820
                                                                      ----------
            SPECIALIZED FINANCE (1.1%)
  198,927   London Stock Exchange Group plc(a)                             2,858
  155,300   NASDAQ OMX Group, Inc.*                                        3,890
                                                                      ----------
                                                                           6,748
                                                                      ----------
            Total Financials                                             113,393
                                                                      ----------
            HEALTH CARE (9.5%)
            ------------------
            BIOTECHNOLOGY (0.7%)
   92,400   Gilead Sciences, Inc.*                                         3,849
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.7%)
   91,300   Cardinal Health, Inc.                                          4,042
                                                                      ----------
            HEALTH CARE EQUIPMENT (0.4%)
   68,700   Medtronic, Inc.                                                2,387
                                                                      ----------
            HEALTH CARE FACILITIES (0.3%)
   46,100   LifePoint Hospitals, Inc.*                                     1,782
                                                                      ----------
            HEALTH CARE SERVICES (0.8%)
   88,700   Medco Health Solutions, Inc.*                                  4,866
                                                                      ----------
            MANAGED HEALTH CARE (2.6%)
   94,700   Aetna, Inc.                                                    3,765
  137,500   CIGNA Corp.                                                    6,097
  126,100   UnitedHealth Group, Inc.                                       6,051
                                                                      ----------
                                                                          15,913
                                                                      ----------
            PHARMACEUTICALS (4.0%)
  126,392   AstraZeneca plc(a)                                             6,035
  122,600   Eli Lilly and Co.                                              4,556
   96,600   Endo Pharmaceuticals Holdings, Inc.*                           3,121
   53,363   H Lundbeck A/S(a)                                              1,074
   91,200   Merck & Co., Inc.                                              3,147
  335,200   Pfizer, Inc.                                                   6,456
                                                                      ----------
                                                                          24,389
                                                                      ----------
            Total Health Care                                             57,228
                                                                      ----------
            INDUSTRIALS (8.4%)
            ------------------
            AEROSPACE & DEFENSE (1.5%)
   23,800   Alliant Techsystems, Inc.                                      1,382
  558,688   BAE Systems plc(a)                                             2,468
   72,500   Lockheed Martin Corp.                                          5,503
                                                                      ----------
                                                                           9,353
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.5%)
  183,483   Deutsche Post AG(a)                                            2,785
                                                                      ----------
            CONSTRUCTION & ENGINEERING (1.4%)
   65,380   ACS Actividades de Construccion y Servicios S.A.(a)            2,470
   98,955   Leighton Holdings Ltd.(a)                                      2,215
   18,322   Samsung Engineering Co. Ltd.(a)                                3,741
                                                                      ----------
                                                                           8,426
                                                                      ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
   44,000   Towers Watson & Co. "A"                                        2,891
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (1.9%)
  150,400   General Electric Co.                                      $    2,513
   63,200   Jardine Matheson Holdings Ltd.(a)                              3,168
   17,174   SK Holdings Co. Ltd.(a)                                        2,285
   45,907   Wendel(a)                                                      3,395
                                                                      ----------
                                                                          11,361
                                                                      ----------
            INDUSTRIAL MACHINERY (0.6%)
   43,293   Andritz AG(a)                                                  3,821
                                                                      ----------
            MARINE (0.5%)
      444   A.P. Moller-Maersk Group(a)                                    3,001
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (1.0%)
  526,000   Marubeni Corp.(a)                                              3,046
  985,700   Sojitz Corp.(a)                                                1,684
   97,300   Toyota Tsusho Corp.(a)                                         1,534
                                                                      ----------
                                                                           6,264
                                                                      ----------
            TRUCKING (0.5%)
   58,308   Ryder System, Inc.                                             2,970
                                                                      ----------
            Total Industrials                                             50,872
                                                                      ----------
            INFORMATION TECHNOLOGY (13.5%)
            ------------------------------
            APPLICATION SOFTWARE (0.4%)
   86,400   Adobe Systems, Inc.*                                           2,541
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (1.1%)
  349,400   Cisco Systems, Inc.                                            6,474
                                                                      ----------
            COMPUTER HARDWARE (3.9%)
   27,200   Apple, Inc.*                                                  11,010
  308,700   Dell, Inc.*                                                    4,881
  185,400   Hewlett-Packard Co.                                            4,933
  152,600   NCR Corp.*                                                     2,906
                                                                      ----------
                                                                          23,730
                                                                      ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
  546,000   Hitachi Ltd.(a)                                                2,931
                                                                      ----------
            ELECTRONIC MANUFACTURING SERVICES (0.5%)
  475,700   Flextronics International Ltd.*                                3,123
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (0.4%)
    4,300   Google, Inc. "A"*                                              2,548
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.3%)
   13,997   SK C&C Co. Ltd.(a)                                             1,902
                                                                      ----------
            OFFICE ELECTRONICS (0.7%)
   58,452   Neopost S.A.(a)                                                4,451
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.5%)
  222,000   Applied Materials, Inc.                                        2,735
                                                                      ----------
            SEMICONDUCTORS (2.5%)
  474,800   Intel Corp.                                                   11,652
  601,325   Micron Technology, Inc.*                                       3,361
                                                                      ----------
                                                                          15,013
                                                                      ----------
            SYSTEMS SOFTWARE (2.7%)
  488,391   Microsoft Corp.                                               13,006
  195,800   Symantec Corp.*                                                3,331
                                                                      ----------
                                                                          16,337
                                                                      ----------
            Total Information Technology                                  81,785
                                                                      ----------

================================================================================

5  | USAA Capital Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MATERIALS (6.7%)
            ----------------
            COMMODITY CHEMICALS (1.1%)
  230,900   Kuraray Co.(a)                                            $    3,233
  977,000   Mitsui Chemicals, Inc.(a)                                      3,221
                                                                      ----------
                                                                           6,454
                                                                      ----------
            CONSTRUCTION MATERIALS (0.3%)
   41,326   HeidelbergCement AG(a)                                         1,877
                                                                      ----------
            DIVERSIFIED CHEMICALS (1.0%)
   40,563   BASF SE(a)                                                     2,948
   54,183   Lanxess AG(a)                                                  3,184
                                                                      ----------
                                                                           6,132
                                                                      ----------
            DIVERSIFIED METALS & MINING (3.0%)
  141,728   BHP Billiton plc(a)                                            4,461
1,703,200   Grupo Mexico S.A.B. de C.V. "B"                                4,721
  112,728   Iluka Resources Ltd.(a)                                        1,874
  123,689   Rio Tinto plc(a)                                               6,688
                                                                      ----------
                                                                          17,744
                                                                      ----------
            GOLD (0.7%)
   38,800   Barrick Gold Corp.                                             1,916
   69,120   Newcrest Mining Ltd.                                           2,409
                                                                      ----------
                                                                           4,325
                                                                      ----------
            STEEL (0.6%)
   71,900   Ternium S.A. ADR                                               1,765
   60,178   Voestalpine AG(a)                                              2,064
                                                                      ----------
                                                                           3,829
                                                                      ----------
            Total Materials                                               40,361
                                                                      ----------

            TELECOMMUNICATION SERVICES (5.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (3.4%)
1,237,403   BT Group plc(a)                                                3,737
   98,054   Koninklijke (Royal) KPN N.V.(a)                                1,281
   58,800   Nippon Telegraph & Telephone Corp.(a)                          3,006
  147,007   TDC A/S(a)                                                     1,207
1,743,015   Telecom Italia S.p.A.(a)                                       2,166
   97,300   Verizon Communications, Inc.                                   3,598
  236,529   Vivendi S.A.(a)                                                5,299
                                                                      ----------
                                                                          20,294
                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (1.8%)
   82,700   America Movil S.A.B. de C.V. ADR "L"                           2,102
      496   KDDI Corp.(a)                                                  3,629
   55,400   SoftBank Corp.(a)                                              1,802
  149,292   Vodacom Group Ltd.(a)                                          1,682
  619,313   Vodafone Group plc(a)                                          1,718
                                                                      ----------
                                                                          10,933
                                                                      ----------
            Total Telecommunication Services                              31,227
                                                                      ----------
            UTILITIES (3.6%)
            ----------------
            ELECTRIC UTILITIES (2.1%)
  460,000   Cheung Kong Infrastructure Holdings, Ltd.(a)                   2,458
  446,857   Enel S.p.A.(a)                                                 2,101
   77,200   Exelon Corp.                                                   3,427
   66,436   Red Electrica de Espana(a)                                     3,206
   80,509   Scottish & Southern Energy plc(a)                              1,730
                                                                      ----------
                                                                          12,922
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MULTI-UTILITIES (1.2%)
   49,400   Ameren Corp.                                              $    1,575
  200,597   Gaz de France S.A.(a)                                          5,648
                                                                      ----------
                                                                           7,223
                                                                      ----------
            WATER UTILITIES (0.3%)
   55,400   Companhia de Saneamento Basico do Estado de Sao Paulo          1,520
                                                                      ----------
            Total Utilities                                               21,665
                                                                      ----------
            Total Common Stocks (cost: $571,316)                         592,659
                                                                      ----------

            PREFERRED SECURITIES (1.7%)

            Energy (0.6%)
            -------------
            INTEGRATED OIL & GAS (0.6%)
  125,600   Petroleo Brasileiro S.A. ADR                                   3,176
                                                                      ----------
            Total Energy                                                   3,176
                                                                      ----------
            MATERIALS (0.7%)
            ----------------
            STEEL (0.7%)
  179,000   Vale S.A. "A"                                                  4,254
                                                                      ----------
            Total Materials                                                4,254
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   97,508   TIM Participacoes S.A. ADR                                     2,539
                                                                      ----------
            Total Telecommunication Services                               2,539
                                                                      ----------
            Total Preferred Securities (cost: $10,917)                     9,969
                                                                      ----------
            Total Equity Securities (cost: $582,233)                     602,628
                                                                      ----------

            MONEY MARKET INSTRUMENTS (0.2%)

            MONEY MARKET FUNDS (0.2%)
1,079,770   State Street Institutional Liquid Reserve
              Fund, 0.15% (b) (cost:  $1,080)                              1,080
                                                                      ----------

            TOTAL INVESTMENTS (COST: $583,313)                        $  603,708
                                                                      ==========

                                                                                                   UNREALIZED
NUMBER OF                                        FORWARD CURRENCY   SETTLEMENT       CONTRACT     (DEPRECIATION)
CONTRACTS           COUNTERPARTY                 CONTRACTS             DATE         VALUE (000)      (000)
---------------------------------------------------------------------------------------------------------------

                                                       CONTRACTS TO SELL (0.0%)
2,378,000   State Street Bank and Trust Co.      Euro Currency       11/04/2011       $3,290           $(61)
1,354,000   State Street Bank and Trust Co.      Pound Sterling      11/04/2011        2,177
                                                                                   ----------------------------

                                                     RECEIVABLE AMOUNT ($5,329)       $5,467           $(138)
                                                                                   ============================

================================================================================

7  | USAA Capital Growth Fund

================================================================================

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                               (LEVEL 1)       (LEVEL 2)
                                             QUOTED PRICES       OTHER       (LEVEL 3)
                                               IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                MARKETS       OBSERVABLE    UNOBSERVABLE
                                             FOR IDENTICAL      INPUTS         INPUTS          TOTAL
ASSETS                                          ASSETS
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $     298,114   $    294,545   $       --  $    592,659
  Preferred Securities                               9,969             --           --         9,969
Money Market Instruments:
  Money Market Funds                                 1,080             --           --         1,080
----------------------------------------------------------------------------------------------------
Total                                        $     309,163   $    294,545   $       --  $    603,708
----------------------------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------------------------
Forward Currency Contracts To Sell*          $        (138)  $         --   $       --  $       (138)
----------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized (depreciation) of the contract.

For the period of August 1, 2011, through October 31, 2011, common stocks with a fair value of $231,108,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   Portfolio of Investments |  8

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NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

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9  | USAA Capital Growth Fund

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3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5.  Repurchase agreements are valued at cost, which approximates market value.

6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of October 31, 2011.

F.  NEW ACCOUNTING PRONOUNCEMENTS --
------------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number

================================================================================

11  | USAA Capital Growth Fund

================================================================================

of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

G. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $51,256,000 and $30,861,000, respectively, resulting in net unrealized depreciation of $20,395,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $604,476,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 55.4% of net assets at October 31, 2011.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REIT  Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2011.
*     Non-income-producing security.

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                                         Notes to Portfolio of Investments |  12


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.